S000069532 [Member] Investment Objectives and Goals - iShares ESG Select Screened S&P 500 ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ESG SELECT SCREENED S&P 500 ETF Ticker: XVVStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG Select Screened S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities.